Investment and other income	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Investment and other income

5. Investment and other income

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Fair value gain on financial assets held for trading	31,244	32,630	16,530	254
Interest income:
Interest income on financial assets held for trading	4,648	8,070	7,270	112
Interest income on bank deposits at amortized cost	3,199	1,712	1,327	20
Interest income on loans and receivables at amortized cost	4,465	2,608	2,502	38
Others	—	585	2,175	34
Dividend income on available for sale investments	4	7	111	2
Bargain gain net of acquisition cost	—	—	335	5
Foreign exchange gain/ (loss) net	461	(184)	736	11
Capitalisation of interest income(1)	(23)	—	—	—

	43,998	45,428	30,986	476

Notes:

(1)	Capitalisation of interest income relates to the income from temporary surplus funds, specifically borrowed to acquire/ construct qualifying assets.